Long-term investments (Tables)	12 Months Ended
Sep. 30, 2025
Long-term investments
Schedule of long-term investments
	As of	As of
	September 30,	September 30,
	2025	2024
Equity investment accounted for using the equity method	$40,604,689	-
Long-term investments, net	$40,604,689	-

Schedule of movement of equity investment
	For the Years Ended September 30,
	2025	2024
Balance, beginning of the year	-	-
Investment in Ynong International Group Limited	40,913,370	-
Loss from equity method investments	(308,681)	-
Balance, end of the year	$40,604,689	-